Acquisitions and divestitures - Divestitures (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Nov. 30, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Derecognised goodwill		€ 317
myhotelshop
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage by noncontrolling owners			49.00%
Palma | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest sold	100.00%
Consideration amount for sale	€ 1,300
Impairment loss	€ 500
base7 | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration amount for sale		800
Gain (loss) on disposal		500
Derecognised goodwill		300
myhotelshop | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration amount for sale		70
Gain (loss) on disposal		(1,100)
Due from related parties		€ 1,000